Supplement dated May 29, 2026 to the Funds’ Statement of Additional Information (“SAI”), dated May 1, 2026 as may be revised or supplemented from time to time.

LOOMIS SAYLES HIGH INCOME FUND

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

LOOMIS SAYLES STRATEGIC ALPHA FUND

LOOMIS SAYLES STRATEGIC INCOME FUND

(each, a “Fund,” together, the “Funds”)

Effective June 30, 2026, Christopher Romanelli will join the portfolio management team of the Loomis Sayles High Income Fund.

Matthew J. Eagan, Brian P. Kennedy, Peter S. Sheehan, and Eric Williams will remain as portfolio managers of the Loomis Sayles High Income Fund.

Effective June 30, 2026, Bryan Hazelton and Scott Darci will join the portfolio management team of the Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Strategic Alpha Fund, and Loomis Sayles Strategic Income Fund.

Matthew J. Eagan and Brian P. Kennedy will remain as portfolio managers of the Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Strategic Alpha Fund, and Loomis Sayles Strategic Income Fund.

Accordingly, effective June 30, 2026, the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information” of the SAI is amended to include the following:

Portfolio Managers’ Management of Other Accounts

The following table provides information on the other accounts managed by Mr. Darci, Mr. Hazelton, and Mr. Romanelli as of March 31, 2026:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Scott A. Darci (Loomis Sayles)	0	$0	0	$0	4	$475 million	0	$0	0	$0	0	$0
Bryan C. Hazelton (Loomis Sayles)	0	$0	0	$0	0	$0	0	$0	16	$3.7 billion	0	$0
Christopher J. Romanelli (Loomis Sayles)	1	$66.4 million	0	$0	1	$72.2 million	0	$0	4	$829.8 million	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of March 31, 2026, Mr. Darci, Mr. Hazelton, and Mr. Romanelli had the following ownership of the Funds:

Name of Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Invested*
Scott A. Darci (Loomis Sayles)	Loomis Sayles Investment Grade Bond Fund Loomis Sayles Strategic Alpha Fund Loomis Sayles Strategic Income Fund	E A A
Bryan C. Hazelton (Loomis Sayles)	Loomis Sayles Investment Grade Bond Fund Loomis Sayles Strategic Alpha Fund Loomis Sayles Strategic Income Fund	C A A
Christopher J. Romanelli (Loomis Sayles)	Loomis Sayles High Income Fund	A

*	A. None
B. $1 – 10,000
C. $10,001 – $50,000
D. $50,001 – $100,000
E. $100,001 – $500,000
F. $500,001 – $1,000,000
G. over $1,000,000